Long-Term Debt - 20F (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Long-Term Debt [Abstract]
Long-Term Debt
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	September 30, 2016	December 31, 2015
Secured loan facilities	178,064	178,447
Less: Deferred financing costs	(856)	(942)
Total	177,208	177,505
Less - current portion	(6,583)	(718)
Long-term portion	170,625	176,787

The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	December 31, 2015	December 31, 2014
Secured loan facilities	178,447	-
Less: Deferred financing costs	(942)	-
Total	177,505	-
Less - current portion	(718)	-
Long-term portion	176,787	-

Maturities of Long-Term Debt
The annual principal payments required to be made after September 30, 2016 are as follows:

Twelve month periods ending	Amount
September 30, 2017	6,840
September 30, 2018	20,877
September 30, 2019	18,721
September 30, 2020	50,558
September 30, 2021	59,974
Thereafter	21,094
Total	178,064

The annual principal payments required to be made after December 31, 2015 are as follows:
Year ended December 31,	Amount
2016	950
2017	10,710
2018	18,721
2019	18,721
2020	81,083
Thereafter	48,262
Total	178,447